SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 15 – SEGMENT REPORTING

As of December 31, 2025, the Company operated in two business segments: Dynamic Aero Systems, a developer and OEM of UAVs, and Dynamic Deliveries, a developer of autonomous mesh logistics networks. The Company evaluates performance and allocates resources based on profit or loss from operations before income taxes. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

Segment information for the year ended December 31, 2025 and 2024, was as follows:

	December 31, 2025
	Dynamic Aerospace Systems	Dynamic Deliveries	Total	December 31, 2024 Total
Revenue
Revenue	$-	$-	$-	$266

Operating Expenses
Professional fees	1,218,686	90,053	1,308,739	110,017
Salaries	989,842	68,433	1,058,275	81,000
Depreciation and amortization	196,594	84,789	281,383	58,754
Goodwill impairment	437,065	2,501,185	2,938,247	30,000
Other general and administrative costs	989,485	67,129	1,056,614	198,193
Total Operating Expenses	3,831,672	2,811,586	6,643,258	537,440

Loss from operations	$(3,831,672)	$(2,811,586)	$(6,643,258)	$(537,174)

Identifiable Assets
Identifiable assets as of December 31, 2025	$4,111,293	$9,195,374	$13,306,667
Identifiable assets as of December 31, 2024	$-	$-	$237

Segment information for the year ended December 31, 2024, was the same as operations as the Company had not yet established the Dynamic Aero Systems and Dynamic Deliveries segments, which were initiated upon the acquisition of the Vayu Assets and GAC Assets on April 2, 2025. As such, the Company operated as one segment in the year ended December 31, 2024.